SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	$ 93,649	$ 80,327
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related party	5,632	5,516
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 99,281	$ 85,843